BMW Vehicle Owner Trust 2010-A

Accrued Interest Date: 8/25/11			Collection Period Ending:		8/31/11
Current Payment Date: 9/26/11			Period:		17

Balances
			Initial	Beginning of Period	End of Period
Pool Balance			$807,017,816.96	$401,948,026.25	$380,042,138.25

Yield Supplement Overcollateralization			$31,823,968.20	$15,113,131.50	$14,321,420.12

Adjusted Pool Balance			$775,193,848.76	$386,834,894.75	$365,720,718.13

Reserve Account			$1,937,984.62	$1,937,984.62	$1,937,984.62

Overcollateralization			$25,193,848.76	$33,333,335.50	$33,333,335.50

Notes

Class A-1 Notes			$179,200,000.00	-	-

Class A-2 Notes			$239,000,000.00	$21,701,559.25	$587,382.63

Class A-3 Notes			$254,000,000.00	$254,000,000.00	$254,000,000.00

Class A-4 Notes			$77,800,000.00	$77,800,000.00	$77,800,000.00

			$750,000,000.00	$353,501,559.25	$332,387,382.63

Reconciliation of Collection Account
Available Funds:

Available Interest:

Interest Collected on Receivables					$1,412,926.30

Servicer Advances					90,726.90

Servicer Advance Reimbursement					90,393.88

Administrative Purchase Payment					0.00

Warranty Purchase Payment					1.65

Recoveries					65,714.50

Investment Earnings on Trust Accounts

Interest from Reserve Account					121.30

Interest from Collection Account					1,692.90

Total Available Interest					$1,480,789.67
Available Principal:

Principal Collection on Receivables

Receipts of Scheduled Principal					$13,071,814.02

Receipts of Pre-Paid Principal					8,436,814.18

Liquidation Proceeds					234,416.43

Administrative Purchase Payment

Warranty Purchase Payment					701.17

Total Available Principal					$21,743,745.80

Advances from the Reserve Account					$0.00

Release from the Reserve Fund Account					$0.00

Total Available Funds					$23,224,535.47

Distributions:

Servicing Fees					$334,956.69

Non-recoverable Servicer Advance Reimbursement					10,989.60

Noteholder's Accrued and Unpaid Interest					442,664.22

Priority Principal Distribution to Noteholder's					0.00

Reserve Account Deposit to achieve the Specified Reserve Account Balance					0.00

Regular Principal Distributable Amount to Noteholders					21,114,176.62

Owner Trustee and Indenture Trustee Fees					0.00

Certificate Distribution Account (any remaining payments)					1,321,748.34

Total Distributions					$23,224,535.47

Monthly Period Receivables Principal Balance Calculation

Beginning Receivable Principal Balance					$401,948,026.25

Monthly Principal Received

Regular Principal Received					$13,071,814.02

Prepaid Principal Received					8,436,814.18

Liquidations					234,416.43

Principal Balance Allocable to Gross Charge-offs					162,142.20

Principal Portion of Repurchased Receivables					701.17

Total Monthly Principal Amounts					$21,905,888.00

Ending Receivable Principal Balance					$380,042,138.25

Distributions

Interest Distributable Amount			Interest Rate	Current Payment	Per $1,000

Class A-1 Notes			0.27929%	$0.00	0.00
Class A-2 Notes			0.68000%	$12,297.55	0.05
Class A-3 Notes			1.39000%	$294,216.67	1.16
Class A-4 Notes			2.10000%	$136,150.00	1.75
				$442,664.22

Monthly Principal Distributable Amount	Beginning Balance	Current Payment	Ending Balance	Per $1,000	Note Factor
Class A-1 Notes	-	0.00	-	0.00	0.00
Class A-2 Notes	$21,701,559.25	21,114,176.62	$587,382,63	88.34	0.00
Class A-3 Notes	$254,000,000.00	0.00	$254,000,000.00	0.00	1.00
Class A-4 Notes	$77,800,000.00	0.00	$77,800,000.00	0.00	1.00
	353,501,559.25	21,114,176.62	$332,387,382.63

Carryover Shortfalls

	Prior Period Carryover	Current Payment	Per $1,000
Class A-1 Interest Carryover Shortfall	-	-	-
Class A-2 Interest Carryover Shortfall	-	-	-
Class A-3 Interest Carryover Shortfall	-	-	-
Class A-4 Interest Carryover Shortfall	-	-	-

Yield Supplement Overcollateralization

Beginning Period Required Amount					$15,113,131.50
Beginning Period Amount					15,113,131.50
Current Distribution Date Required Amount					14,321,420.12
Current Period Release					791,711.38
Ending Period Amount					14,321,420.12
Next Distribution Date Required Amount					$13,551,827.71

Reserve Account

Beginning Period Required Amount					$1,937,984.62
Beginning Period Amount					1,937,984.62
Net Investment Earnings					121.30
Current Period Deposit Amount Due					0.00

Reserve Fund Draw Amount					0.00
Ending Period Required Amount					1,937,984.62

Release to Depositor					121.30
Ending Period Amount					$1,937,984.62

Overcollateralization

Beginning Period Overcollateralization Amount					$33,333,335.50

Target Overcollateralization Amount					$33,333,335.50

Ending Period Over Collateralization Amount					$33,333,335.50

Current Period Release					$0.00

Receivables Data

				Beginning Period	Ending Period
Number of Specified Leases				22,388	21,825
Weighted Average Remaining Term				35.61	34.74
Weighted Average Annual Percentage Rate				4.04%	4.04%

Delinquencies
				Dollar Amount	Percentage
30-59 Days				$4,204,675.07	1.11%
60-89 Days				943,713.67	0.25%
90-119 Days				256,900.50	0.07%
120+ Days				476,590.29	0.13%

Total 30+ Days Past Due				$5,881,879.53	1.55%

Write-offs
Gross Principal Write-offs for Current Period					$164,430.25
Recoveries for Current Period					65,714.50
Net Write-Offs for Current Period					98,715.75
Cumulative Net Realized Losses					$2,227,117.33

Repossessions				Dollar Amount	Units
Beginning Period Repossessed Receivables Balance				668,073.63	27
Ending Period Repossessed Receivables Balance				723,046.17	32

Principal Balance of 90+ Day Repossessed Vehicles				51,872.63	2